Note 2 - Allowance For Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 26,197	$ 61,899	$ 6,577	$ 1,090	$ 115	$ -	$ 95,878
Nonperforming	146	3,020	268	38	3	-	3,475
	$ 26,343	$ 64,919	$ 6,845	$ 1,128	$ 118	$ -	$ 99,353
Premier Loans:
Performing	$ 17,547	$ 49,097	$ 18,129	$ 5,147	$ 683	$ -	$ 90,603
Nonperforming	9	980	554	146	13	-	1,702
	$ 17,556	$ 50,077	18,683	$ 5,293	$ 696	$ -	$ 92,305
Other Consumer Loans:
Performing	$ 135,113	$ 320,412	$ 68,997	$ 15,893	$ 2,812	$ 566	$ 543,793
Nonperforming	350	10,971	3,894	1,176	153	29	16,573
	$ 135,463	$ 331,383	$ 72,891	$ 17,069	$ 2,965	$ 595	$ 560,366
Real Estate Loans:
Performing	$ 3,112	$ 9,967	$ 8,842	$ 6,454	$ 3,571	$ 4,324	$ 36,270
Nonperforming	3	274	381	257	153	180	1,248
	$ 3,115	$ 10,241	9,223	$ 6,711	$ 3,724	$ 4,504	$ 37,518
Sales Finance Contracts:
Performing	$ 16,421	$ 60,255	$ 17,632	$ 4,696	$ 620	$ 90	$ 99,714
Nonperforming	50	1,479	505	208	36	7	2,285
	$ 16,471	$ 61,734	18,137	$ 4,904	$ 656	$ 97	$ 101,999